SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Oct. 12, 2021	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash held outside the trust account		$ 24,278	$ 70,236
Working capital deficit		$ 3,100,000
Substantial doubt about going concern		true
Cash equivalents		$ 0	0
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units issued	23,000,000
Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share		18,650,000